Note 17 - Leases - Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Right-of-Use Asset	$ 1,743	$ 2,096
Lease liabilities	1,934	2,222
Additions, right-of-use asset	0	0
Depreciation, right-of-use asset	(254)	(203)
Interest Expense, lease liabilities	152	161	$ 172
Payments, lease liabilities	(352)	(331)
Translation, right-of-use asset	206	(150)
Translation, lease liabilities	233	(118)
Right-of-Use Asset	1,695	1,743	2,096
Lease liabilities	$ 1,967	$ 1,934	$ 2,222